RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2013
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS

Note 13-RELATED PARTY TRANSACTIONS

a)	Related parties

Name of related parties	Relationship with the Company
Ms. Yu Yu	Shareholder and executive chairwoman of the Company
Mr. Guoqing Li	Shareholder, director and chief executive officer of the Company
Beijing Kewen Cambridge Book Co., Ltd. ("BKCB")	Entity indirectly controlled by family members of Mr. Guoqing Li
Beijing Kewen Guolue Information Technology Co., Ltd. ("BKGI")	Entity indirectly controlled by family members of Mr. Guoqing Li

b)	The Company had the following related party transactions for the years ended December 31, 2011, 2012 and 2013:

	Year Ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$
Service fees
BKCB	3,716	3,716	-	-
BKGI	5,909	5,909	-	-
	9,625	9,625	-	-

The service fees paid to BKCB and BKGI were determined by the mutually agreed amounts and payment terms.

In March 2006, the Company entered into a service agreement with BKCB and BKGI. Pursuant to such agreement the Company was charged a 3% commission on the sales of media products related to children, economics and management. In August 2010, the Company entered into an amendment to the service agreement to revise the service fees from a percentage of relevant revenues to a fixed amount of RMB19,250 for the period from January 1, 2011 to December 31, 2012. Such amount was paid by the Company in October 2010 and the agreement was terminated on December 31, 2012.

c)	The balances between the Company and its related parties as of December 31, 2012 and 2013 are listed below:

	As of December 31,
	2012	2013
	RMB	RMB	US$
Due from a related party:
BKCB	320	2,691	445
Due to related parties:
BKCB	2,333	2,238	370
BKGI	-	944	156
	2,333	3,182	526

Outstanding balances at the balance sheet dates were unsecured, interest-free, and had no specified repayment terms. There have been no guarantees provided or received for any related party receivables or payables.